9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Due to related parties	[1]	$ 326,437	$ 276,628
Jason Weber Chief Executive Officer, Director
Services		Consulting fee and share-based payment
Due to related parties		$ 7,536	24,093
Pacific Opportunity Capital Ltd
Services	[2]	Accounting, financing and shareholder communication services
Due to related parties		$ 318,901 [2]	$ 252,535	[3]

[1]	Note 9.
[2]	The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.
[3]	Includes a $60,000 advance that is non-interest bearing without specific terms of repayment.